INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7%
	ASSET MANAGEMENT — 3.7%
2,069,000	Charles Schwab Corporation (The)	3.2000	01/25/28	$ 2,283,135
3,569,000	Charles Schwab Corporation (The)	3.2500	05/22/29	3,946,851
1,569,000	Charles Schwab Corporation (The)	3.8500	05/21/25	1,733,984
				7,963,970
	BANKING — 2.4%
1,541,000	People's United Financial, Inc.	3.6500	12/06/22	1,591,183
1,069,000	Westpac Banking Corporation	3.3500	03/08/27	1,190,523
2,099,000	Westpac Banking Corporation	3.4000	01/25/28	2,356,601
				5,138,307
	BIOTECH & PHARMA — 1.6%
1,500,000	Zoetis, Inc.	4.5000	11/13/25	1,702,575
1,472,000	Zoetis, Inc.	3.9000	08/20/28	1,678,426
				3,381,001
	CHEMICALS — 2.7%
1,799,000	Air Liquide Finance S.A.(a)	2.2500	09/10/29	1,882,906
1,000,000	Avery Dennison Corporation	4.8750	12/06/28	1,200,455
1,500,000	LyondellBasell Industries N.V.	5.7500	04/15/24	1,676,090
1,000,000	Westlake Chemical Corporation	3.6000	08/15/26	1,104,718
				5,864,169
	COMMERCIAL SUPPORT SERVICES — 3.9%
1,725,000	Block Financial, LLC	5.5000	11/01/22	1,780,509
1,472,000	Cintas Corp No 2	3.7000	04/01/27	1,652,908
1,000,000	Republic Services, Inc.	3.2000	03/15/25	1,073,933
1,636,000	Republic Services, Inc.	2.9000	07/01/26	1,756,557
1,895,000	Waste Connections, Inc.	3.5000	05/01/29	2,103,352
				8,367,259
	CONSTRUCTION MATERIALS — 0.5%
1,000,000	Vulcan Materials Company	3.9000	04/01/27	1,135,335

	CONTAINERS & PACKAGING — 0.3%
508,000	International Paper Company	3.0000	02/15/27	552,268

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	DIVERSIFIED INDUSTRIALS — 1.8%
1,807,000	Honeywell International, Inc.	2.5000	11/01/26	$ 1,928,297
1,772,000	Illinois Tool Works, Inc.	2.6500	11/15/26	1,905,722
				3,834,019
	ELEC & GAS MARKETING & TRADING — 0.7%
1,348,000	Consolidated Edison Company of New York, Inc.	4.0000	12/01/28	1,551,974

	ELECTRIC UTILITIES — 3.4%
1,725,000	CenterPoint Energy, Inc.	2.5000	09/01/22	1,759,441
1,725,000	Entergy Corporation	2.9500	09/01/26	1,852,115
1,000,000	Entergy Louisiana, LLC	2.4000	10/01/26	1,053,493
1,000,000	PPL Capital Funding, Inc.	3.1000	05/15/26	1,076,403
1,205,000	WEC Energy Group, Inc.	3.5500	06/15/25	1,311,197
				7,052,649
	ELECTRICAL EQUIPMENT — 4.4%
1,987,000	Amphenol Corporation	4.3500	06/01/29	2,328,359
2,487,000	Amphenol Corporation	2.8000	02/15/30	2,639,512
1,510,000	Roper Technologies, Inc.	3.8000	12/15/26	1,692,565
2,520,000	Roper Technologies, Inc.	2.9500	09/15/29	2,708,114
				9,368,550
	ENTERTAINMENT CONTENT — 1.6%
1,500,000	Activision Blizzard, Inc.	3.4000	06/15/27	1,663,935
1,500,000	ViacomCBS, Inc.	3.7000	06/01/28	1,677,646
				3,341,581
	FOOD — 2.4%
1,276,000	Conagra Brands, Inc.	4.8500	11/01/28	1,524,238
1,402,000	J M Smucker Company	3.5000	03/15/25	1,525,024
1,859,000	Mead Johnson Nutrition Company	4.1250	11/15/25	2,086,973
				5,136,235
	GAS & WATER UTILITIES — 1.7%
3,338,000	NiSource, Inc.	3.4900	05/15/27	3,685,548

	HEALTH CARE FACILITIES & SERVICES — 2.6%
1,382,000	AmerisourceBergen Corporation	3.4000	05/15/24	1,469,308
1,722,000	AmerisourceBergen Corporation	3.2500	03/01/25	1,844,321

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 2.6% (Continued)
500,000	Cigna Corporation	4.1250	11/15/25	$ 558,978
1,500,000	Kaiser Foundation Hospitals	3.1500	05/01/27	1,647,991
				5,520,598
	INSTITUTIONAL FINANCIAL SERVICES — 2.7%
2,000,000	Brookfield Finance, Inc.	4.8500	03/29/29	2,388,882
2,972,000	Cboe Global Markets, Inc.	3.6500	01/12/27	3,320,249
				5,709,131
	INSURANCE — 3.1%
2,972,000	Globe Life, Inc.	4.5500	09/15/28	3,499,101
2,725,000	Old Republic International Corporation	3.8750	08/26/26	3,050,204
				6,549,305
	MACHINERY — 2.0%
1,382,000	Parker-Hannifin Corporation	3.3000	11/21/24	1,482,642
2,483,000	Parker-Hannifin Corporation	3.2500	06/14/29	2,702,258
				4,184,900
	MEDICAL EQUIPMENT & DEVICES — 0.8%
1,500,000	Stryker Corporation	3.6500	03/07/28	1,689,508

	OIL & GAS PRODUCERS — 12.7%
2,702,000	EOG Resources, Inc.	2.6250	03/15/23	2,784,732
999,000	EOG Resources, Inc.	4.1500	01/15/26	1,120,739
1,506,000	Kinder Morgan Energy Partners, L.P.	3.9500	09/01/22	1,546,562
1,382,000	Marathon Petroleum Corporation	3.6250	09/15/24	1,485,626
943,000	Noble Energy, Inc.	3.9000	11/15/24	1,033,791
1,382,000	ONEOK Partners, L.P.	4.9000	03/15/25	1,541,725
2,472,000	ONEOK, Inc.	4.3500	03/15/29	2,810,009
500,000	Pioneer Natural Resources Company	4.4500	01/15/26	561,386
2,069,000	Sunoco Logistics Partners Operations, L.P.	3.9000	07/15/26	2,273,055
1,569,000	Total Capital International S.A.	3.4550	02/19/29	1,756,520
1,569,000	Total Capital International S.A.	2.8290	01/10/30	1,687,835
1,234,000	Total Capital S.A.	3.8830	10/11/28	1,421,673
1,472,000	Valero Energy Corporation	3.4000	09/15/26	1,586,305
2,053,000	Williams Companies, Inc.	3.3500	08/15/22	2,095,999
1,701,000	Williams Companies, Inc.	4.3000	03/04/24	1,835,865

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	OIL & GAS PRODUCERS — 12.7% (Continued)
1,069,000	Williams Companies, Inc.	3.9000	01/15/25	$ 1,160,417
500,000	Williams Companies, Inc. (The)	4.0000	09/15/25	552,549
				27,254,788
	OIL & GAS SERVICES & EQUIPMENT — 3.3%
2,286,000	Baker Hughes a GE Company, LLC	2.7730	12/15/22	2,354,828
1,725,000	Baker Hughes a GE Company, LLC	3.3370	12/15/27	1,904,129
1,482,000	Halliburton Company	3.8000	11/15/25	1,632,300
1,069,000	National Oilwell Varco, Inc.	3.6000	12/01/29	1,130,582
				7,021,839
	REAL ESTATE INVESTMENT TRUSTS — 18.3%
1,357,000	American Homes 4 Rent, L.P.	4.9000	02/15/29	1,607,303
1,532,000	American Tower Corporation	3.1250	01/15/27	1,648,562
1,702,000	AvalonBay Communities, Inc. Series GMTN	2.9500	09/15/22	1,737,451
1,725,000	AvalonBay Communities, Inc.	3.2000	01/15/28	1,890,143
1,569,000	Boston Properties, L.P.	3.8500	02/01/23	1,629,267
1,472,000	Boston Properties, L.P.	2.7500	10/01/26	1,570,941
1,657,000	CC Holdings GS V, LLC	3.8490	04/15/23	1,745,382
1,115,000	Digital Realty Trust, L.P.	4.4500	07/15/28	1,298,871
1,702,000	ERP Operating, L.P.	3.0000	04/15/23	1,763,355
1,702,000	Kimco Realty Corporation	3.4000	11/01/22	1,753,244
1,472,000	Kimco Realty Corporation	2.7000	03/01/24	1,538,750
1,472,000	Prologis, L.P.	3.8750	09/15/28	1,695,076
2,069,000	Prologis, L.P.	2.2500	04/15/30	2,134,497
1,472,000	Realty Income Corporation	4.1250	10/15/26	1,671,154
1,424,000	Realty Income Corporation	3.0000	01/15/27	1,543,176
1,472,000	Realty Income Corporation	3.6500	01/15/28	1,656,438
1,069,000	Simon Property Group, L.P.	2.7500	02/01/23	1,100,003
1,472,000	Simon Property Group, L.P.	3.7500	02/01/24	1,574,471
1,772,000	Simon Property Group, L.P.	3.2500	11/30/26	1,938,517
1,357,000	Ventas Realty, L.P.	3.7500	05/01/24	1,451,965
1,472,000	Ventas Realty, L.P.	3.5000	02/01/25	1,584,540
1,472,000	Ventas Realty, L.P.	3.2500	10/15/26	1,592,139
1,357,000	Welltower, Inc.	4.5000	01/15/24	1,466,058
1,487,000	Welltower, Inc.	4.0000	06/01/25	1,635,481

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 18.3% (Continued)
				$ 39,226,784
	RETAIL - CONSUMER STAPLES — 2.1%
569,000	Costco Wholesale Corporation	2.3000	05/18/22	576,765
569,000	Costco Wholesale Corporation	2.7500	05/18/24	602,296
1,494,000	Costco Wholesale Corporation	3.0000	05/18/27	1,644,275
1,487,000	Dollar Tree, Inc.	4.2000	05/15/28	1,694,135
				4,517,471
	RETAIL - DISCRETIONARY — 5.1%
1,069,000	AutoZone, Inc.	3.1250	07/15/23	1,116,435
1,432,000	AutoZone, Inc.	3.1250	04/21/26	1,560,169
1,472,000	AutoZone, Inc.	3.7500	06/01/27	1,655,946
569,000	Lowe's Companies, Inc.	3.1200	04/15/22	575,082
1,069,000	Lowe's Companies, Inc.	3.1250	09/15/24	1,143,708
1,452,000	Lowe's Companies, Inc.	2.5000	04/15/26	1,543,615
2,933,000	Lowe's Companies, Inc.	3.1000	05/03/27	3,206,824
				10,801,779
	SEMICONDUCTORS — 3.9%
1,472,000	Analog Devices, Inc.	3.9000	12/15/25	1,641,435
1,722,000	Broadcom Corporation	3.8750	01/15/27	1,901,511
1,472,000	Lam Research Corporation	3.8000	03/15/25	1,615,557
1,846,000	Lam Research Corporation	4.0000	03/15/29	2,140,685
931,000	Marvell Technology Group Ltd.	4.8750	06/22/28	1,062,229
				8,361,417
	SPECIALTY FINANCE — 0.5%
1,000,000	Air Lease Corporation	3.0000	02/01/30	1,025,538

	TRANSPORTATION & LOGISTICS — 6.7%
1,902,000	Norfolk Southern Corporation	3.0000	04/01/22	1,919,295
1,069,000	Norfolk Southern Corporation	3.8500	01/15/24	1,141,477
1,652,000	Norfolk Southern Corporation	2.9000	06/15/26	1,786,072
1,000,000	Penske Truck Leasing Company Lp / PTL Finance(a)	3.9500	03/10/25	1,092,742
1,472,000	Union Pacific Corporation	3.6460	02/15/24	1,572,305
1,671,000	Union Pacific Corporation	3.7500	03/15/24	1,791,378
1,500,000	Union Pacific Corporation	2.7500	03/01/26	1,608,279

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.7% (Continued)
	TRANSPORTATION & LOGISTICS — 6.7% (Continued)
1,472,000	Union Pacific Corporation	3.0000	04/15/27	$ 1,598,488
1,722,000	Union Pacific Corporation	3.9500	09/10/28	1,968,863
				14,478,899
	WHOLESALE - CONSUMER STAPLES — 2.8%
569,000	Sysco Corporation	2.6000	06/12/22	579,053
1,607,000	Sysco Corporation	3.7500	10/01/25	1,768,713
1,697,000	Sysco Corporation	3.3000	07/15/26	1,847,729
1,572,000	Sysco Corporation	3.2500	07/15/27	1,712,102
				5,907,597
	TOTAL CORPORATE BONDS (Cost $206,617,574)			208,622,419

	TOTAL INVESTMENTS - 97.7% (Cost $206,617,574)			$ 208,622,419
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%			4,809,363
	NET ASSETS - 100.0%			$ 213,431,782

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of August 31, 2021 the total market value of 144A securities is 2,975,648 or 1.4% of net assets.

LLC.	- Limited Liability Company
L.P	- Limited Partnership
N.V	- Naamioze Vennootschap
S.A.	- Société Anonyme